                        ================================
                        Semiannual Report March 31, 1999
                        ================================

                                   OPPENHEIMER
                                  International
                                    Bond Fund


                                    [GRAPHIC]


                                     [LOGO]
                               OppenhiemerFunds(R)
                             THE RIGHT WAY TO INVEST

Contents

3    President's Letter

4    An Interview with Your Fund's Manager

9    Financial Statements

35   Officers and Trustees

36   Information and Services

Report highlights
--------------------------------------------------------------------------------

o At the start of the reporting period, global financial markets were falling sharply, driven by deepening economic difficulties in emerging markets around the world.

o Timely investments in rebounding Asian markets enabled the Fund to participate in the upturn in these economies.

o In light of prospects for continued low rates of global inflation, we see attractive investment opportunities in select emerging and developed markets throughout the world.

Cumulative Total Returns
For the 6-Month Period
Ended 3/31/99

Class A

Without        With
Sales Chg.(1)  Sales Chg.(2)
----------------------------
5.40%          0.39%
----------------------------

Class B

Without        With
Sales Chg.(1)  Sales Chg.(2)
----------------------------
5.02%          0.05%
----------------------------

Class C

Without        With
Sales Chg.(1)  Sales Chg.(2)
----------------------------
5.02%           4.03%
----------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The Fund's performance may from time to time be subject to substantial short-term changes, particularly during periods of market or interest rate volatility. For updates on the Fund's performance, please contact your financial advisor, call us at 1-800-525-7048 or visit our website, www.oppenheimerfunds.com.

(1.) Includes changes in net asset value per share without deducting any sales charges.

(2.) Class A return includes the current maximum initial sales charge of 4.75%. Class B return includes the contingent deferred sales charge of 5%. Class C return includes the contingent deferred sales charge of 1%. Class B and C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.


2 Oppenheimer International Bond Fund

[PHOTO]


James C. Swain
Chairman
Oppenheimer
International Bond Fund


[PHOTO]


Bridget A. Macaskill
President
Oppenheimer
International Bond Fund

Dear shareholder,
--------------------------------------------------------------------------------

The strength of the U.S. economy continues to surprise and concern many analysts. At a time when the majority of the world's economies are beleaguered by financial strain, the U.S. economy has been growing at a remarkable rate.

     With respect to the U.S. bond market, stronger than expected economic growth has triggered concerns that the Federal Reserve may raise key interest rates to forestall an acceleration of inflation. As a result, yields of longer term taxable bonds have risen from their October 1998 lows, when investors had bid up prices during the global "flight to quality." At the same time, tax-exempt bond prices and yields have remained relatively stable.

     In the U.S. stock market, it might appear at first glance that prices are rising as rapidly as the economy is growing. However, a closer look reveals that, with the exception of large-cap growth companies and the technology industry, most stock prices remained relatively flat through March 31. What's more, the disparity in valuations between large companies, which have led the market's advance, and smaller ones, which have lagged, has become historically wide.

     What do these observations mean for your investments? In our view, actively managed portfolios that are closely monitored by expert money managers may provide better returns than passive index investing in 1999. That's because selectivity is expected to be more critical to performance than it has been over the past few years. In a potentially overvalued stock market and rising interest-rate environment, the ability to identify the most promising securities could become paramount.

     Even though many equity investors may be tempted to focus their portfolio on the technology sector, we suggest a more prudent course: broad diversification beyond any single asset class, industry, capitalization range or geographic region. We believe that the risks of this investment environment require consideration of a broad range of investments and markets, including bonds. That way, if one market experiences setbacks, one or more of the others may help cushion the effects on your overall portfolio.

     No matter what the financial markets have in store, we resolve to continue working with your financial advisor to keep you apprised of potential risks and opportunities. Providing you with the market information, professionally managed investments and other resources you need to achieve your financial goals is an important part of our enduring commitment to you as The Right Way to Invest.


Sincerely,


/s/ James C. Swain            /s/ Bridget A. Macaskill

James C. Swain                Bridget A. Macaskill
April 22, 1999

3 Oppenheimer International Bond Fund

An interview with your Fund's manager
--------------------------------------------------------------------------------

How did Oppenheimer International Bond Fund perform during the six-month period that ended March 31, 1999?

Volatile global economic conditions created a problematic environment for international bonds during the period. Nevertheless, the Fund was able to provide investors with positive returns during an exceptionally challenging period for the world's fixed income markets.

     However, continuing problems in particular areas of the world have caused us to reduce the Fund's exposure to countries that, while offering higher yielding opportunities, face increasing economic and political risk.

What global conditions made this such a challenging period for the Fund?

At the start of the period, global financial markets were falling sharply, driven by deepening economic difficulties in emerging markets around the world. The crisis began in Asia in late 1997, then spread to Russia in August 1998. When Russia devalued its currency in August, fears grew that slowing global growth would adversely affect developed countries. A "flight to quality" drove the prices of U.S., German and Japanese government bonds higher and most other government and corporate bonds lower.

     On October 15th, the U.S. Federal Reserve Board (the Fed) enacted a surprise cut in government lending rates. By signaling the Fed's willingness to act decisively to avoid a U.S. recession, the move bolstered investor confidence around the world. The U.S. dollar regained strength, rising against most other currencies. Treasury bond prices fell as investors turned to corporate bonds for higher yields. Corporate and emerging market bond prices rebounded, peaking in January 1999, then generally maintaining their value through the end of the reporting period.

4 Oppenheimer International Bond Fund

[PHOTO]

Portfolio Management Team (l to r)

Art Steinmetz
David Negri
Ashwin Vasan
(Portfolio Manager)


An exception was the Latin American bond market, which declined after Brazil devalued its currency in mid-January.

How did you manage the Fund in light of these events?

Since we strive to help investors capture global opportunities among a diverse range of international bonds and currencies, widespread global turmoil substantially affects the Fund's performance.(1) Nevertheless, careful asset allocation enabled us to avoid many of the pitfalls encountered by some other global bond investors.

     The Fund had little exposure to Asia when the crisis erupted there in 1997. However, recognizing the potential for regional recovery in September 1998, we began carefully adding to our Asian portfolio. These investments enabled us to participate in the region's recovery. For example, we established a position in Korean bonds during the last few months of 1998, the value of which rose in January 1999.

     Concerned about developments in Brazil, we progressively reduced the Fund's investments in Latin American bonds during November and December. During the same period of time, we also adopted a number of hedging techniques to protect the value of our remaining Latin American investments. These hedges included "short" positions against the JP Morgan Emerging Markets Bond Index,


(1.) Investing in foreign bonds entails higher expenses and risks, such as foreign currency fluctuations, economic and political instability, and differences in accounting standards. Investing in junk bonds carries a greater risk of default.

5 Oppenheimer International Bond Fund

Avg Annual Total Returns
For the Periods Ended 3/31/99(2)

Class A

                Since
1 year          Inception
-------------------------
 -10.34%        5.42%
-------------------------

Class B

                Since
1 year          Inception
-------------------------
 -10.78%        5.36%
-------------------------

Class C

                Since
1 year          Inception
-------------------------
 -7.41%         5.94%
-------------------------


An interview with your Fund's manager
--------------------------------------------------------------------------------

which has a heavy concentration in Latin America, and against the Brazilian currency. A short position is one that rises in value when the underlying security or index falls in value, and vice versa. When the Brazilian currency was devalued in January, the value of the Index and the currency dropped, and the value of our short positions rose.

Did any developments prove disappointing?

After the Fed's rate hike in October, the strength of the U.S. dollar versus European currencies hurt returns from our European bond investments. The dollar's strength was caused by several factors, including the strength of the underlying U.S. economy and discord among members of the newly created European Union. However, we believe that the dollar is unlikely to continue its rise.

What is your outlook for the coming months?

We are cautiously optimistic regarding international bonds in the coming months. While uncertainties still abound, early signs of recovery can be seen in many areas of the world. Despite Brazil's problems, we believe there are outstanding growth prospects for other emerging economies in the region, such as Mexico, Panama, Peru, Argentina and Chile. We will watch for attractive investment opportunities in these markets. Europe, as we mentioned, appears to be entering a major growth cycle, and several Asian markets have demonstrated resilience in recent months. We will continue to focus on markets with healthy economies that we think have strong potential for growth.

     At the same time, we see little prospect for an acceleration of global inflation. Since an environment of continuing low interest rates favors long-term bond investments, we plan to look for investment opportunities among longer-term instruments whenever price fluctuations offer an attractive entry point.

6 Oppenheimer International Bond Fund

Regional Allocation(3)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Latin America            26.3%

Developed Europe         24.7

Asia                     20.5

Middle East/Africa       12.3

United States/
Canada                   10.1

Emerging Europe           6.1

Standardized Yields(4)
For the 30 Days Ended 3/31/99
-----------------------------
Class A                11.41%
-----------------------------
Class B                11.23
-----------------------------
Class C                11.21
-----------------------------

Whatever economic conditions develop, we will remain dedicated to the principle of broad diversification, seeking attractive investments among both established and emerging markets throughout the world. By balancing the relative stability of developed markets with the above-average growth potential of emerging markets, we strive to limit risk and increase opportunities for attractive returns. That's what makes Oppenheimer International Bond Fund part of The Right Way to Invest.


Top 10 Country Holdings(3)
Germany                                               11.0%
-----------------------------------------------------------
United States                                          9.5
-----------------------------------------------------------
Brazil                                                 5.9
-----------------------------------------------------------
Turkey                                                 5.8
-----------------------------------------------------------
Argentina                                              5.3
-----------------------------------------------------------
Mexico                                                 4.7
-----------------------------------------------------------
Indonesia                                              4.5
-----------------------------------------------------------
Venezuela                                              3.4
-----------------------------------------------------------
Italy                                                  3.0
-----------------------------------------------------------
Great Britain                                          3.0
-----------------------------------------------------------


(2.) Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund has an inception date (all classes) of 6/15/95. Class A returns include the current maximum initial sales charge of 4.75%. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class C returns for the one-year result include the contingent deferred sales charge of 1%. Class B and C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.

(3.) Portfolio is subject to change. Percentages are as of March 31, 1999, and are based on total market value of investments.

(4.) Standardized yield is based on net investment income for the 30-day period ended March 31, 1999. Falling share prices will tend to artificially raise yields.


7 Oppenheimer International Bond Fund

Financials
--------------------------------------------------------------------------------










8 Oppenheimer International Bond Fund

======================================================================================================
Statement of Investments March 31, 1999 (Unaudited)
======================================================================================================

                                                                     Face                 Market Value
                                                                     Amount(1)            See Note 1
======================================================================================================
U.S. Government Obligations--6.1%
------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, STRIPS:
5.51%, 11/15/21(2)(3)(4)                                                 $  29,625,000    $  7,692,990
5.65%, 5/15/20(3)                                                           19,000,000       5,373,162
5.86%, 11/15/26(3)                                                           8,965,000       1,803,830
5.87%, 8/15/20(3)                                                            2,205,000         614,174
                                                                                          ------------
Total U.S. Government Obligations (Cost $16,978,223)                                        15,484,156

======================================================================================================
Foreign Government Obligations--54.7%
------------------------------------------------------------------------------------------------------
Argentina--4.3%
Argentina (Republic of) Bonds:
10.31%, 7/21/03(5)                                                           3,060,000       2,752,470
Bonos de Consolidacion de Deudas, Series I, 2.953%, 4/1/07(5)ARP             6,324,336       4,400,177
------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Series PBA1, 2.953%, 4/1/07(5)ARP          5,776,823       3,677,026
                                                                                          ------------
                                                                                            10,829,673

------------------------------------------------------------------------------------------------------
Brazil--4.9%
Brazil (Federal Republic of) Capitalization Bonds, 8%, 4/15/14(2)            3,114,804       1,985,688
------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Eligible Interest Bonds, 6.125%, 4/15/06(5)     1,795,200       1,308,252
Brazil (Federal Republic of) Gtd. Bonds, 6.188%, 4/15/09(5)                  2,045,000       1,298,575
------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Interest Due & Unpaid Bonds,
6.063%, 1/1/01(5)                                                            8,575,560       7,910,954
                                                                                          ------------
                                                                                            12,503,469

------------------------------------------------------------------------------------------------------
Bulgaria--1.6%
Bulgaria (Republic of) Front-Loaded Interest Reduction
Bearer Bonds, Tranche A, 2.50%, 7/28/12(6)                                   7,255,000       4,117,213
------------------------------------------------------------------------------------------------------
Canada--1.0%
Canada (Government of) Bonds, Series J24, 10.25%, 2/1/04CAD                  3,050,000       2,465,982
------------------------------------------------------------------------------------------------------
Colombia--1.1%
Financiera Energetica Nacional SA Eurobonds, 9.375%, 6/15/06(7)              1,050,000         908,250
------------------------------------------------------------------------------------------------------
Financiera Energetica Nacional SA Nts., 9.375%, 6/15/06                      2,150,000       1,859,750
                                                                                          ------------
                                                                                             2,768,000

9 Oppenheimer International Bond Fund

======================================================================================================
Statement of Investments (Unaudited)(Continued)
======================================================================================================

                                                                           Face           Market Value
                                                                           Amount(1)      See Note 1
------------------------------------------------------------------------------------------------------
Costa Rica--0.0%

Banco Central Costa Rica Interest Claim Bonds:
Series A, 5.869%, 5/21/05(5)                                               $    65,355    $     63,640
Series B, 5.869%, 5/21/05(5)                                                    38,484          37,427
                                                                                          ------------
                                                                                               101,067

------------------------------------------------------------------------------------------------------
Denmark--1.1%
Denmark (Kingdom of) Bonds:
5%, 8/15/05DKK                                                               8,110,000       1,245,503
7%, 12/15/04DKK                                                              9,070,000       1,526,920
                                                                                          ------------
                                                                                             2,772,423

------------------------------------------------------------------------------------------------------
France--2.5%
France (Government of) Bonds, Obligations Assimilables
du Tresor, 6.50%, 10/25/06EUR                                                1,014,700       1,283,872
------------------------------------------------------------------------------------------------------
France (Government of) Debs., Obligations Assimilables
du Tresor, 7.75%, 10/25/05EUR                                                3,798,114       5,057,411
                                                                                          ------------
                                                                                             6,341,283

------------------------------------------------------------------------------------------------------
Germany--8.9%
Germany (Republic of) Bonds:
6.25%, 4/26/06EUR                                                              952,484       1,181,090
6.75%, 7/15/04EUR                                                            5,395,000       6,735,283
7.50%, 9/9/04(2)EUR                                                          5,386,459       6,932,803
Series 95, 6.50%, 10/14/05EUR                                                3,098,428       3,875,198
------------------------------------------------------------------------------------------------------
Germany (Republic of) Nts., Series 98, 4%, 3/17/00EUR                        3,465,519       3,780,976
                                                                                          ------------
                                                                                            22,505,350

------------------------------------------------------------------------------------------------------
Great Britain--3.1%
United Kingdom Treasury Bonds:
8.50%, 12/7/05GBP                                                              245,000         483,701
10%, 9/8/03GBP                                                               3,710,000       7,237,777
                                                                                          ------------
                                                                                             7,721,478

10 Oppenheimer International Bond Fund

======================================================================================================

======================================================================================================

                                                                       Face               Market Value
                                                                       Amount(1)          See Note 1
------------------------------------------------------------------------------------------------------
Indonesia--0.9%
Bank Negara Indonesia Unsec. Nts., 6.405%, 10/25/01(5)                 $     1,000,000    $    715,000
------------------------------------------------------------------------------------------------------
Perusahaan Listr, 17%, 8/21/01(8)IDR                                     2,000,000,000         121,037
------------------------------------------------------------------------------------------------------
PT Bank Negara Indonesia Sr. Unsec. Nts., 7.625%, 2/15/07(9)                 2,193,000       1,332,248
------------------------------------------------------------------------------------------------------
PT Hutama Karya Promissory Nts., Zero Coupon,
10.88%, 4/9/99(3)(8)(10)IDR                                              5,000,000,000         158,501
                                                                                          ------------
                                                                                             2,326,786

------------------------------------------------------------------------------------------------------
Italy--3.1%
Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali:
10.50%, 9/1/05EUR                                                            2,644,254       3,928,916
11.50%, 3/1/03EUR                                                            2,794,026       3,897,171
                                                                                          ------------
                                                                                             7,826,087

------------------------------------------------------------------------------------------------------
Ivory Coast--1.7%
Ivory Coast (Government of) Front Loaded Interest Reduction Bonds:
2%, 3/29/18(6)FRF                                                           21,325,000         886,199
2%, 3/29/18(6)                                                               1,760,000         481,800
------------------------------------------------------------------------------------------------------
Ivory Coast (Government of) Past Due Interest Bonds,
Series F, 1.90%, 3/29/18(6)FRF                                              56,472,000       2,811,509
                                                                                          ------------
                                                                                             4,179,508

------------------------------------------------------------------------------------------------------
Jordan--1.5%
Hashemite (Kingdom of Jordan) Bonds, Series DEF,
5.50%, 12/23/23(6)                                                           6,815,000       3,833,438
------------------------------------------------------------------------------------------------------
Korea, Republic of (South)--0.4%
Korea (Republic of) Nts., 7.406%, 4/7/99(5)(8)                               1,000,000         990,125
------------------------------------------------------------------------------------------------------
Mexico--3.1%
Bonos de la Tesoreria de la Federcion, Zero Coupon,
33.54%, 6/3/99(3)MXP                                                        36,062,070       3,645,248
------------------------------------------------------------------------------------------------------
Mexican Williams Bonds, 5.948%, 11/15/08(5)                                    500,000         410,000
------------------------------------------------------------------------------------------------------
Petroleos Mexicanos Debs., 14.50%, 3/31/06(8)GBP                             1,280,000       2,293,599
------------------------------------------------------------------------------------------------------
United Mexican States Treasury Bills, Zero Coupon,
27.51%, 1/13/00(3)MXP                                                       18,005,080       1,591,389
                                                                                          ------------
                                                                                             7,940,236

11 Oppenheimer International Bond Fund

======================================================================================================
Statement of Investments (Unaudited)(Continued)
======================================================================================================

                                                                            Face          Market Value
                                                                            Amount(1)     See Note 1
------------------------------------------------------------------------------------------------------
Morocco--0.0%

Morocco (Kingdom of) Loan Participation Agreement,
Tranche A, 2.318%, 1/1/09(5)JPY                                             19,047,619    $    114,946
------------------------------------------------------------------------------------------------------
New Zealand--2.1%
New Zealand (Government of) Bonds:
8%, 11/15/06NZD                                                              1,865,000       1,133,501
10%, 3/15/02NZD                                                              6,720,000       4,055,553
                                                                                          ------------
                                                                                             5,189,054

------------------------------------------------------------------------------------------------------
Nigeria--2.1%
Nigeria (Federal Republic of) Promissory Nts., Series RC,
5.092%, 1/5/10                                                               8,349,008       5,388,475
------------------------------------------------------------------------------------------------------
Norway--2.1%
Norway (Government of) Bonds, 9.50%, 10/31/02NOK                            34,860,000       5,191,516
------------------------------------------------------------------------------------------------------
Peru--2.1%
Peru (Republic of) Sr. Nts., Zero Coupon, 4.53%, 2/28/16(3)                 11,553,739       5,213,047
------------------------------------------------------------------------------------------------------
Russia--0.9%
Ministry of Finance (Russian Government) Debs.,
Series VI, 3%, 5/14/06                                                      10,215,000         632,053
------------------------------------------------------------------------------------------------------
Russia (Government of) Unsec. Bonds, 11%, 7/24/18                            5,325,000       1,397,813
------------------------------------------------------------------------------------------------------
Russian Federation Unsec. Unsub. Nts., 12.75%, 6/24/28                         625,000         189,453
                                                                                          ------------
                                                                                             2,219,319

------------------------------------------------------------------------------------------------------
Slovakia--1.1%
Slovenska Sporitelna as Bank Sub. Nts., 6.312%, 12/20/06(5)                  1,800,000       1,071,000
------------------------------------------------------------------------------------------------------
Vodohospodarska Vystavba Gtd. Nts., 7.25%, 12/19/06                          1,330,000         961,756
------------------------------------------------------------------------------------------------------
Vseobenona Uverova Banka Unsec. Sub. Nts., 6.80%, 12/28/06(5)                1,640,000         811,800
                                                                                          ------------
                                                                                             2,844,556

------------------------------------------------------------------------------------------------------
Sweden--2.0%
Sweden (Kingdom of) Bonds, Series 1033, 10.25%, 5/5/03SEK                   32,700,000       4,990,256
------------------------------------------------------------------------------------------------------
Venezuela--2.3%
Venezuela (Republic of) Disc. Bonds, Series DL, 5.938%, 12/18/07(5)          6,428,571       4,524,107
------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Front-Loaded Interest Reduction Bonds,
Series A, 6%, 3/31/07(5)                                                     2,095,238       1,409,048
                                                                                          ------------
                                                                                             5,933,155

------------------------------------------------------------------------------------------------------
Vietnam--0.8%
Vietnam (Government of) Bonds, 3%, 3/12/28(5)                                7,095,000       1,995,469
                                                                                          ------------
Total Foreign Government Obligations (Cost $144,305,511)                                   138,301,911

12 Oppenheimer International Bond Fund

======================================================================================================

======================================================================================================

                                                                         Face             Market Value
                                                                         Amount(1)        See Note 1
======================================================================================================
Loan Participations--6.2%

Algeria (Republic of) Reprofiled Debt Loan Participation Nts.:
Tranche 1, 6%, 9/4/06(5)                                                 $   6,854,363    $  3,242,971
Tranche A, 1.079%, 9/4/06(5)JPY                                             56,945,454         170,697
Tranche A, 1.767%, 3/4/00(5)JPY                                             18,981,818         128,223
Tranche A, 6.75%, 3/4/00(5)                                                    358,848         310,852
------------------------------------------------------------------------------------------------------
Algeria (Republic of) Unrestructured Nts., 6.615%, 1/22/01(8)JPY           381,466,649       2,713,717
------------------------------------------------------------------------------------------------------
Jamaica (Government of) 1990 Refinancing Agreement Nts.,
Tranche A, 5.875%, 10/16/00(5)(8)                                               69,999          65,800
------------------------------------------------------------------------------------------------------
Morocco (Kingdom of) Loan Participation Agreement,
Tranche B, 6.132%, 1/1/09(5)(8)                                              1,860,000       1,604,250
------------------------------------------------------------------------------------------------------
Panama Working Capital Loan Sinking Fund Nts., 5.89%, 1/13/00(5)(8)            500,000         460,000
------------------------------------------------------------------------------------------------------
PT Bank Negara Indonesia Gtd. Nts.:
Series 3 yr., 8.375%, 8/25/01(8)                                             1,670,000       1,060,450
Series 4 yr., 8.625%, 8/25/02(8)                                               890,000         529,550
------------------------------------------------------------------------------------------------------
PT Lippo Bank Nts.:
7.875%, 8/25/99(8)                                                           1,275,000       1,160,250
8.125%, 8/25/00(8)                                                           1,050,000         750,750
8.375%, 8/25/01(8)                                                           1,575,000       1,000,125
8.625%, 8/25/02(8)                                                             350,000         208,250
------------------------------------------------------------------------------------------------------
Trinidad & Tobago Loan Participation Agreement:
Tranche A, 1.50%, 9/30/00(5)(8)JPY                                          70,145,454         538,988
Tranche B, 1.50%, 9/30/00(5)(8)JPY                                         233,795,139       1,796,450
                                                                                          ------------
Total Loan Participations (Cost $17,521,293)                                                15,741,323

======================================================================================================
Corporate Bonds and Notes--9.7%
------------------------------------------------------------------------------------------------------
Chemicals--1.2%
Reliance Industries Ltd., 10.25% Unsec. Debs., Series B, 1/15/2097           3,900,000       2,981,608
------------------------------------------------------------------------------------------------------
Consumer Durables--0.0%
TAG Heuer International SA, 12% Sr. Sub. Nts., 12/15/05(8)                      70,000          79,955
------------------------------------------------------------------------------------------------------
Energy--0.5%
Empresa Elec del Norte Grande SA, 7.75% Bonds, 3/15/06(7)                    2,310,000       1,276,275

13 Oppenheimer International Bond Fund

======================================================================================================
Statement of Investments (Unaudited)(Continued)
======================================================================================================

                                                                         Face            Market Value
                                                                         Amount(1)       See Note 1
------------------------------------------------------------------------------------------------------
Financial--6.4%
Bakrie Investindo:
Zero Coupon Promissory Nts., 3/16/99(8)(10)IDR                           5,990,000,000    $    103,573
Zero Coupon Promissory Nts., 7/10/98(8)(10)IDR                           2,000,000,000          34,582
------------------------------------------------------------------------------------------------------
Bayerische Vereinsbank AG, 5% Sec. Nts., Series 661, 7/28/04DEM              4,990,208       5,722,980
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.875% Sr. Unsec. Nts., 6/7/02GBP           2,370,000       4,014,798
------------------------------------------------------------------------------------------------------
FUJI Finance (Cayman), 5.801% Bonds, 8/29/49(5)(8)                           2,220,000       1,507,380
------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Gtd. Nts., 3/29/04(8)(10)           365,000          22,812
------------------------------------------------------------------------------------------------------
PT Polysindo Eka Perkasa:
11% Nts., 6/18/03(8)(10)                                                       500,000          65,000
11% Nts., 7/2/03(8)(10)                                                      1,000,000         130,000
20% Nts., 3/6/00(10)IDR                                                  3,000,000,000          44,957
24% Nts., 6/16/03(10)IDR                                                 2,000,000,000          29,971
24% Nts., 6/19/03(10)IDR                                                 4,107,500,000          61,553
------------------------------------------------------------------------------------------------------
Sakura Capital Funding, 5.954% Gtd. Nts., 8/29/49(5)(7)                      1,775,000       1,353,438
------------------------------------------------------------------------------------------------------
SanLuis Corp., SA de CV, 8.875% Unsec. Sr. Nts., 3/18/08                     1,770,000       1,451,400
------------------------------------------------------------------------------------------------------
Sumitomo Bank International Finance NV, 6.48% Nts., 6/29/49(5)(8)            1,775,000       1,624,125
                                                                                          ------------
                                                                                            16,166,569

------------------------------------------------------------------------------------------------------
Housing--0.5%
Internacional de Ceramica SA:
9.75% Unsec. Unsub. Nts., 8/1/02(7)                                            700,000         565,250
9.75% Unsec. Unsub. Nts., 8/1/02                                               750,000         605,625
                                                                                          ------------
                                                                                             1,170,875

------------------------------------------------------------------------------------------------------
Manufacturing--0.0%
Mechala Group Jamaica Ltd., 12% Bonds, 2/15/02(9)                              250,000          48,125
------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications--1.1%
Netia Holdings BV, 0%/11% Sr. Disc. Nts., 11/1/07(4)(11)DEM                  1,300,000         466,425
------------------------------------------------------------------------------------------------------
NTL, Inc., 9.50% Sr. Unsec. Unsub. Nts., Series B, 4/1/08(8)GBP                580,000         940,976
------------------------------------------------------------------------------------------------------
Shaw Communications, Inc., 8.54% Debs., 9/30/27CAD                           2,000,000       1,353,472
                                                                                          ------------
                                                                                             2,760,873
                                                                                          ------------
Total Corporate Bonds and Notes (Cost $28,179,889)                                          24,484,280

                                                                        Shares
======================================================================================================
Common Stocks--0.1%
------------------------------------------------------------------------------------------------------
Air New Zealand Ltd., Cl. B (Cost $394,975)                                    145,000         251,318

14 Oppenheimer International Bond Fund

======================================================================================================

======================================================================================================
                                                                     Face                 Market Value
                                                                     Amount(1)            See Note 1
======================================================================================================
Structured Instruments--23.2%

Citibank (New York):
Mexican Linked Nts., 29%, 3/17/00MXP                                        13,017,375    $  1,405,585
Venezuela Bolivar Linked Nts., 34.80%, 5/11/99                               1,330,000       1,317,245
------------------------------------------------------------------------------------------------------
Citibank, NA:
Argentine Peso Linked Nts., 14.75%, 4/5/99                                   2,840,000       2,841,988
Venezuela Bolivar Linked Nts., 74.62%, 5/11/99                               1,420,000       1,462,231
------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Greek Drachma Linked Nts., 9.70%, 5/25/99(8)GRD                            868,657,938       2,871,786
New York, Turkish Lira O/N Linked Nts., 79.26%, 5/16/99TRL              87,280,000,000       1,306,205
Turkish Lira O/N Linked Nts., 77.75%, 5/26/99TRL                        14,940,000,000       2,452,592
Turkish Lira O/N Linked Nts., 81.20%, 5/3/99TRL                         49,696,000,000       2,545,760
Turkish Lira O/N Linked Nts., 80.44%, 5/7/99TRL                      2,200,000,000,000       5,897,330
Turkish Lira O/N Linked Nts., 75.20%, 6/16/99TRL                         2,596,000,000       1,347,261
------------------------------------------------------------------------------------------------------
Deutsche Morgan Grenfell:
GKO Linked Nts., Zero Coupon, 5/19/99(8)(10)RUR                             14,515,000          17,415
Hungarian Forint Linked Nts., 16%, 5/25/99                                   1,419,290       1,376,712
------------------------------------------------------------------------------------------------------
Hong Kong & Shanghai Banking Corp. Linked Receipt Nts.,
Linked to the Korean Exchange Bank Floating Nts.
due 12/23/99, Zero Coupon, 13.32%, 12/28/99(3)                               2,900,000       2,697,000
------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., Russian S-Account Credit
Linked Nts., Zero Coupon, 1/20/99(8)(10)RUR                                 11,515,000             230
------------------------------------------------------------------------------------------------------
Salomon, Inc.:
Colombian Peso Linked Nts., 19%, 4/12/99                                     1,330,000       1,333,578
Colombian Peso Linked Nts., 20.88%, 6/24/99                                  1,420,000       1,405,686
Egyptian Pound Linked Nts., 9.50%, 5/28/99                                   4,225,000       4,221,324
Israeli Shekel Linked Nts., 12%, 6/7/99                                      2,095,000       2,093,617
Israeli Shekel Linked Nts., 12%, 6/7/99                                      2,095,000       2,093,617
Korea (Republic of) Loan Linked Nts., 10.34%, 4/9/99                         2,800,000       2,798,740
Lebanese Pound Linked Nts., 10.40%, 5/28/99                                  1,410,000       1,404,459
Slovak Koruna Linked Nts., 12.80%, 5/10/99                                   1,420,000       1,364,137
Turkey External Credit Linked Nts., 7.75%, 5/13/99                           1,420,000       1,407,618
------------------------------------------------------------------------------------------------------
Salomon Smith Barney, Brazil Nota do Banco Central ES
Linked Nts., Zero Coupon, 17.95%, 6/15/99(3)                                 2,660,000       2,553,600
------------------------------------------------------------------------------------------------------
Standard Chartered Bank:
Chinese Renminbi Linked Nts., 11.33%, 4/9/99                                 2,840,000       2,841,420
Chinese Renminbi Linked Nts., 12.30%, 4/12/99                                1,400,000       1,401,540
Indonesia Rupiah Linked Nts., 33.50%, 4/5/00                                 2,600,000       2,648,360
Indonesian Rupiah Linked Nts., 33%, 12/15/99                                 1,300,000       1,310,270
Philippine Peso/Singapore Dollar Linked Nts., 16.30%, 7/12/99                2,194,000       2,234,370
                                                                                          ------------
Total Structured Instruments (Cost $61,846,037)                                             58,651,676

15 Oppenheimer International Bond Fund

======================================================================================================
Statement of Investments (Unaudited)(Continued)
======================================================================================================

                                                                                          Market Value
                                                       Date      Strike    Contracts      See Note 1
======================================================================================================
Call Options Purchased--0.2%
------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Capitalization Bonds,
8%, 4/15/14 Call Opt.                                  4/99      63.75%           5,330    $   107,933
------------------------------------------------------------------------------------------------------
Canadian Dollar Call Opt.                              4/99       1.50CAD     5,660,000          7,641
------------------------------------------------------------------------------------------------------
Japanese Yen Call Opt.                                 4/99        108JPY   636,000,000             --
------------------------------------------------------------------------------------------------------
Japanese Yen Call Opt.(8)                              4/99        112JPY   708,000,000         22,125
------------------------------------------------------------------------------------------------------
Nikkei 225 Index Call Opt.                             3/00     15,500JPY        10,478        158,532
------------------------------------------------------------------------------------------------------
Nikkei 225 Index Call Opt.                             3/00     16,000JPY         9,692        126,190
                                                                                           -----------
Total Call Options Purchased (Cost $483,703)                                                   422,421

======================================================================================================
Put Options Purchased--0.8%
------------------------------------------------------------------------------------------------------
J.P. Morgan Emerging Market Bond Index
Plus Put Opt.(8)                                       5/99      99.65%          11,410        125,019
------------------------------------------------------------------------------------------------------
J.P. Morgan Emerging Market Bond Index
Put Opt.(8)                                            6/99     142.20            8,000        209,368
------------------------------------------------------------------------------------------------------
Russia (Government of) Unsec. Bonds,
11%, 7/24/18 Put Opt.                                  5/99         20        5,325,000         51,919
------------------------------------------------------------------------------------------------------
Brazilian Real Put Opt.                                4/99      1.285BRR     5,360,000      1,049,784
------------------------------------------------------------------------------------------------------
European Currency Unit Put. Opt.(8)                    5/99      1.089EUR    22,805,000        412,770
------------------------------------------------------------------------------------------------------
Hong Kong Dollar Put Opt.                              1/00      7.894HKD    22,497,900         45,468
------------------------------------------------------------------------------------------------------
Saudi Riyal Put Opt.(8)                                9/99       3.80SAR    10,106,670         11,272
                                                                                          ------------
Total Put Options Purchased (Cost $1,873,516)                                                1,905,600

                                                                         Face            Market Value
                                                                         Amount(1)       See Note 1
======================================================================================================
Repurchase Agreements--0.7%
------------------------------------------------------------------------------------------------------
Repurchase agreement with First Chicago Capital Markets,
4.85%, dated 3/31/99, to be repurchased at $1,800,243 on 4/1/99, collateralized by U.S. Treasury Nts., 4%-7.875%, 11/30/99-2/15/07,
with a value of $1,663,704, U.S. Treasury Bonds, 8%-10.75%,
2/15/03-11/15/21, with a value of $107,190 and U.S. Treasury Bills,
4/8/99-4/22/99, with a value of $66,553 (Cost $1,800,000)                $   1,800,000       1,800,000

------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $273,383,147)                                  101.7%    257,042,685
------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                             (1.7)     (4,339,560)
                                                                         -------------    ------------
Net Assets                                                                      100.0%    $252,703,125
                                                                         =============    ============

16 Oppenheimer International Bond Fund

================================================================================

================================================================================


--------------------------------------------------------------------------------
1. Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP --Argentine Peso               HKD --Hong Kong Dollar
AUD --Australian Dollar            IDR --Indonesian Rupiah
BRR --Brazilian Real               JPY --Japanese Yen
CAD --Canadian Dollar              MXP --Mexican Peso
DEM --German Mark                  NOK --Norwegian Krone
DKK --Danish Krone                 NZD --New Zealand Dollar
EUR --Euro                         PLZ --Polish Zloty
FRF --French Franc                 RUR --Russian Ruble
GBP --British Pound Sterling       SEK --Swedish Krona
GRD --Greek Drachma                TRL --Turkish Lira

2. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                               Contracts/Face
                               Subject to       Expiration  Exercise         Premium    Market Value
                               Call/Put         Date        Price            Received   See Note 1
----------------------------------------------------------------------------------------------------
Brazil (Federal Republic of)
Capitalization Bonds 8%,
4/15/14 Put Option             $      5,330     4/29/99         59.750%      $ 53,286   $   57,298
----------------------------------------------------------------------------------------------------
Australian Dollar Put Option      2,050,000     4/22/99          0.632AUD      22,493       10,666
----------------------------------------------------------------------------------------------------
Brazilian Real Call Option        5,360,000      4/6/99          1.218BRR      58,960           --
----------------------------------------------------------------------------------------------------
Brazilian Real Put Option         5,360,000      4/6/99          1.414BRR     122,208      670,691
----------------------------------------------------------------------------------------------------
Canadian Dollar Put Option        5,660,000      4/7/99          1.540CAD      14,334          566
----------------------------------------------------------------------------------------------------
Japanese Yen Put Option         708,000,000     4/22/99        123.500JPY      24,651       20,638
----------------------------------------------------------------------------------------------------
Mexican Peso Call Option         59,901,000     5/27/99          9.984MXP      31,320      207,078
----------------------------------------------------------------------------------------------------
Mexican Peso Put Option          88,000,000     9/23/99         11.000MXP     297,600      142,251
----------------------------------------------------------------------------------------------------
Nikkei 225 Index Put Option           9,692     3/10/00     15,500.000JPY      73,743       72,787
----------------------------------------------------------------------------------------------------
Nikkei 225 Index Put Option          10,478     3/10/00     13,000.000JPY      67,322       61,401
----------------------------------------------------------------------------------------------------
Polish Zloty Put Option           5,556,744     5/17/99          3.913PLZ      34,506       42,685
                                                                             --------   ----------
                                                                             $800,423   $1,286,061
                                                                             ========   ==========

(3.) For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

(4.) A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts. See Note 5 of Notes to Financial Statements.

(5.) Represents the current interest rate for a variable rate security.

(6.) Represents the current interest rate for an increasing rate security.

(7.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $4,103,213 or 1.62% of the Fund's net assets as of March 31, 1999.

(8.) Identifies issues considered to be illiquid or restricted--See Note 8 of Notes to Financial Statements.

(9.) Securities with an aggregate market value of $1,408,372 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.

(10.) Non-income producing--issuer is in default.

(11.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

See accompanying Notes to Financial Statements.


17 Oppenheimer International Bond Fund

=====================================================================================
Statement of Assets and Liabilities  March 31, 1999 (Unaudited)
=====================================================================================


=====================================================================================
Assets
Investments, at value (cost $273,383,147)--see accompanying statement   $ 257,042,685
-------------------------------------------------------------------------------------
Cash                                                                        1,457,154
-------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency
exchange contracts--Note 5                                                    364,691
-------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                  6,513,156
Investments sold                                                            5,698,835
Shares of beneficial interest sold                                            310,817
Daily variation on futures contracts--Note 6                                   20,997
Other                                                                          17,204
                                                                        -------------
Total assets                                                              271,425,539

=====================================================================================
Liabilities
Unrealized depreciation on foreign currency
exchange contracts--Note 5                                                    468,134
-------------------------------------------------------------------------------------
Options written, at value (premiums received $800,423)--
see accompanying statement--Note 7                                          1,286,061
-------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                      14,039,537
Dividends                                                                   1,079,784
Closed foreign currency exchange contracts                                    933,083
Shares of beneficial interest redeemed                                        466,279
Distribution and service plan fees                                            155,171
Shareholder reports                                                            60,779
Transfer and shareholder servicing agent fees                                  42,900
Daily variation on futures contracts--Note 6                                   34,764
Other                                                                         155,922
                                                                        -------------
Total liabilities                                                          18,722,414

=====================================================================================
Net Assets                                                              $ 252,703,125
                                                                        =============

=====================================================================================
Composition of Net Assets
Paid-in capital                                                         $ 316,540,392
-------------------------------------------------------------------------------------
Undistributed net investment income                                           316,340
-------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions                                             (47,088,400)
-------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of
assets and liabilities denominated in foreign currencies                  (17,065,207)
                                                                        -------------
Net assets                                                              $ 252,703,125
                                                                        =============

18 Oppenheimer International Bond Fund

==========================================================================================

==========================================================================================


=========================================================================================
Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$101,919,863 and 23,757,972 shares of beneficial interest outstanding)               $4.29
Maximum offering price per share (net asset value plus sales charge of 4.75% of
offering price)                                                                      $4.50

------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $122,427,272 and
28,614,066 shares of beneficial interest outstanding)                                $4.28

------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $28,355,990 and
6,629,903 shares of beneficial interest outstanding)                                 $4.28

See accompanying Notes to Financial Statements.

19  Oppenheimer International Bond Fund

===================================================================================
Statement of Operations For the Six Months Ended March 31, 1999 (Unaudited)
===================================================================================

===================================================================================
Investment Income
Interest (net of foreign withholding taxes of $23,711)                 $16,156,561
-----------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $1,627)                       9,222
                                                                       -----------
Total income                                                            16,165,783

===================================================================================
Expenses
Management fees--Note 4                                                    947,329
-----------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                                    123,574
Class B                                                                    617,228
Class C                                                                    144,192
-----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                       218,273
-----------------------------------------------------------------------------------
Shareholder reports                                                         78,358
-----------------------------------------------------------------------------------
Custodian fees and expenses                                                 23,789
-----------------------------------------------------------------------------------
Legal, auditing and other professional fees                                  9,703
-----------------------------------------------------------------------------------
Registration and filing fees                                                 2,708
-----------------------------------------------------------------------------------
Trustees' compensation                                                       1,286
-----------------------------------------------------------------------------------
Other                                                                       41,755
                                                                       -----------
Total expenses                                                           2,208,195
Less expenses paid indirectly--Note 4                                      (30,808)
                                                                       -----------
Net expenses                                                             2,177,387

===================================================================================
Net Investment Income                                                   13,988,396

===================================================================================
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments (including premiums on options exercised)                  (19,686,042)
Closing of futures contracts                                            (1,544,197)
Closing and expiration of option contracts written--Note 7                (953,304)
Foreign currency transactions                                            5,781,956
                                                                       -----------
Net realized loss                                                      (16,401,587)
-----------------------------------------------------------------------------------

Net change in unrealized appreciation or depreciation on:
Investments                                                             15,158,527
Translation of assets and liabilities denominated in foreign currencies    (97,325)
                                                                       -----------
Net change                                                              15,061,202
                                                                       -----------
Net realized and unrealized loss                                        (1,340,385)

===================================================================================
Net Increase in Net Assets Resulting from Operations                   $12,648,011
                                                                       ===========

See accompanying Notes to Financial Statements.

20 Oppenheimer International Bond Fund

==================================================================================================
Statements of Changes in Net Assets
==================================================================================================

                                                                  Six Months Ended   Year Ended
                                                                  March 31, 1999     September 30,
                                                                  (Unaudited)        1998
==================================================================================================
Operations
Net investment income                                             $  13,988,396      $  28,345,575
--------------------------------------------------------------------------------------------------
Net realized loss                                                   (16,401,587)       (32,072,921)
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                15,061,202        (33,393,415)
                                                                  -------------      -------------
Net increase (decrease) in net assets resulting from operations      12,648,011        (37,120,761)

==================================================================================================
Dividends and Distributions to Shareholders
Dividends from net investment
income:
Class A                                                              (6,154,196)       (11,278,509)
Class B                                                              (6,954,689)       (12,501,126)
Class C                                                              (1,624,572)        (2,851,020)
--------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                      --           (464,690)
Class B                                                                      --           (544,637)
Class C                                                                      --           (123,007)

==================================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from
beneficial interest transactions--Note 2:
Class A                                                               5,369,299          8,857,621
Class B                                                               3,449,041         28,481,664
Class C                                                                 932,165          6,178,227

==================================================================================================
Net Assets
Total increase (decrease)                                             7,665,059        (21,366,238)
--------------------------------------------------------------------------------------------------
Beginning of period                                                 245,038,066        266,404,304
                                                                  -------------      -------------
End of period (including undistributed net investment
income of $316,340 and $1,061,401, respectively)                  $ 252,703,125      $ 245,038,066
                                                                  =============      =============

See accompanying Notes to Financial Statements.

21 Oppenheimer International Bond Fund

==================================================================================================
Financial Highlights
==================================================================================================

                                                Class A
                                                --------------------------------------------------
                                                Six Months
                                                Ended
                                                March 31,
                                                1999              Year Ended September 30,
                                               (Unaudited)        1998            1997
==================================================================================================
Per Share Operating Data
Net asset value, beginning of period                 $4.32              $5.51           $5.49
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .25                .56             .52
Net realized and unrealized gain (loss)               (.02)             (1.20)            .08
                                               -----------        -----------     -----------
Total income (loss) from investment
operations                                             .23               (.64)            .60

--------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                  (.26)              (.53)           (.53)
Distributions from net realized gain                    --               (.02)           (.05)
                                               -----------        -----------     -----------
Total dividends and distributions
to shareholders                                       (.26)              (.55)           (.58)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.29              $4.32           $5.51
                                               ===========        ===========     ===========

==================================================================================================
Total Return, at Net Asset Value(2)                   5.40%            (12.50)%         11.33%

==================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)          $101,920            $97,404        $114,847
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $102,859           $108,264         $89,112
--------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                11.45%(3)          11.09%           9.24%
Expenses, before voluntary reimbursement
by the Manager(4)                                     1.28%(3)           1.24%           1.28%
Expenses, net of voluntary reimbursement
by the Manager                                         N/A                N/A             N/A
--------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                             198%               446%            280%

(1.) For the period from June 15, 1995 (commencement of operations) to September 30, 1995.

(2.) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(3.) Annualized.

22 Oppenheimer International Bond Fund

=====================================================================================================================

=====================================================================================================================

                                    Class B
                                    ---------------------------------------------------------------------------------
                                    Six Months
                                    Ended
                                    March 31,
                                    1999               Year Ended September 30,
      1996           1995(1)      (Unaudited)            1998            1997             1996           1995(1)
=====================================================================================================================

      $5.10           $5.00            $4.31              $5.50           $5.48           $5.10           $5.00
---------------------------------------------------------------------------------------------------------------------

        .52             .15              .24                .52             .48             .48             .14
        .40             .10             (.02)             (1.20)            .07             .39             .10
-----------     -----------      -----------        -----------     -----------     -----------     -----------

        .92             .25              .22               (.68)            .55             .87             .24

---------------------------------------------------------------------------------------------------------------------

       (.53)           (.15)            (.25)              (.49)           (.48)           (.49)           (.14)
         --              --               --               (.02)           (.05)             --              --
-----------     -----------      -----------        -----------     -----------     -----------     -----------

       (.53)           (.15)            (.25)              (.51)           (.53)           (.49)           (.14)
---------------------------------------------------------------------------------------------------------------------
      $5.49           $5.10            $4.28              $4.31           $5.50           $5.48           $5.10
===========     ===========      ===========        ===========     ===========     ===========     ===========

=====================================================================================================================
      18.82%           5.13%            5.02%            (13.16)%         10.52%          17.71%           4.92%

=====================================================================================================================

    $52,128          $3,984         $122,427           $119,998        $122,874         $45,207          $3,238
---------------------------------------------------------------------------------------------------------------------
    $19,817          $2,566         $123,800           $128,789         $87,557         $17,891          $1,125
---------------------------------------------------------------------------------------------------------------------

       9.60%           9.94%(3)        10.70%(3)          10.33%           8.57%           8.81%           9.20%(3)

       1.59%           1.59%(3)         2.04%(3)           2.00%           2.04%           2.36%           2.21%(3)

       1.49%           0.41%(3)          N/A                N/A             N/A            2.26%           0.89%(3)
-------------------------------  ------------------------------------------------------------------------------------
        273%            122%             198%               446%            280%            273%            122%

(4.) The expense ratio reflects the effect of gross expenses paid indirectly by the Fund.

(5.) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 1999, were $401,457,520 and $356,947,895, respectively.


23 Oppenheimer International Bond Fund

=============================================================================================================================
Financial Highlights (Continued)
=============================================================================================================================

                                                Class C
                                                -----------------------------------------------------------------------------
                                                Six Months
                                                Ended
                                                March 31,
                                                1999              Year Ended September 30,
                                               (Unaudited)        1998           1997           1996           1995(1)
=============================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                 $4.31             $5.50          $5.48          $5.09          $5.00
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .24               .52            .48            .48            .14
Net realized and unrealized gain (loss)               (.02)            (1.20)           .07            .39            .09
                                                ----------        ----------     ----------     ----------     ----------
Total income (loss) from investment
operations                                             .22              (.68)           .55            .87            .23

-----------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                  (.25)             (.49)          (.48)          (.48)          (.14)
Distributions from net realized gain                    --              (.02)          (.05)            --             --
                                                ----------        ----------     ----------     ----------     ----------
Total dividends and distributions
to shareholders                                       (.25)             (.51)          (.53)          (.48)          (.14)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.28             $4.31          $5.50          $5.48          $5.09
                                                ==========        ==========     ==========     ==========     ==========

=============================================================================================================================
Total Return, at Net Asset Value(2)                   5.02%           (13.16)%        10.52%         17.92%          4.73%

=============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)           $28,356           $27,636        $28,684        $10,282           $201
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $28,922           $29,336        $19,883         $4,039            $97
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                10.70%(3)         10.33%          8.62%          8.76%          9.36%(3)
Expenses, before voluntary reimbursement
by the Manager(4)                                     2.04%(3)          2.00%          2.04%          2.36%          2.26%(3)
Expenses, net of voluntary reimbursement
by the Manager                                         N/A               N/A            N/A           2.25%          0.85%(3)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                             198%              446%           280%           273%           122%

(1.) For the period from June 15, 1995 (commencement of operations) to September 30, 1995.

(2.) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(3.) Annualized.

(4.) The expense ratio reflects the effect of gross expenses paid indirectly by the Fund.

(5.) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 1999, were $401,457,520 and $356,947,895, respectively.

See accompanying Notes to Financial Statements.

24 Oppenheimer International Bond Fund

================================================================================
Notes to Financial Statements (Unaudited)
================================================================================


================================================================================
1. Significant Accounting Policies

Oppenheimer International Bond Fund (the Fund) is a registered investment company organized as a Massachusetts Business Trust with a single series of the same name. The Fund is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.

25 Oppenheimer International Bond Fund

================================================================================
Notes to Financial Statements (Unaudited) (Continued)
================================================================================


================================================================================
1. Significant Accounting Policies  (continued)

Structured Notes. The Fund invests in foreign currency-linked structured notes whereby the market value and redemption price are linked to foreign currency exchange rates. The structured notes may be leveraged, which increases the notes' volatility relative to the face of the security. Fluctuations in values of the securities are recorded as unrealized gains and losses in the accompanying financial statements. During the six months ended March 31, 1999, the market value of these securities comprised an average of 19% of the Fund's net assets, and resulted in realized and unrealized losses of $15,802,294.

--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 1999, securities with an aggregate market value of $668,594, representing 0.26% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters into an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

26 Oppenheimer International Bond Fund

================================================================================

================================================================================


================================================================================
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
Distributions to Shareholders. The Fund intends to declare dividends separately for Class A, Class B and Class C shares from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. Distributions from net realized gains on investments, if any, will be declared at least once each year.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

27 Oppenheimer International Bond Fund

================================================================================
Notes to Financial Statements (Unaudited) (Continued)
================================================================================


================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                             Six Months Ended March 31, 1999    Year Ended September 30, 1998
                             -------------------------------    -----------------------------
                             Shares         Amount              Shares          Amount
-------------------------------------------------------------------------------------------
Class A:
Sold                          5,782,821     $25,407,784          11,871,238     $60,193,894
Dividends and
distributions reinvested        902,136       3,959,257           1,567,641       7,767,951
Redeemed                     (5,471,097)    (23,997,742)        (11,744,939)    (59,104,224)
                             ----------     -----------         -----------     -----------
Net increase                  1,213,860      $5,369,299           1,693,940      $8,857,621
                             ==========     ===========         ===========     ===========

-------------------------------------------------------------------------------------------
Class B:
Sold                          4,106,208     $18,000,496          12,461,105     $62,756,778
Dividends and
distributions reinvested        771,454       3,375,128           1,334,005       6,596,728
Redeemed                     (4,103,922)    (17,926,583)         (8,302,252)    (40,871,842)
                             ----------     -----------         -----------     -----------
Net increase                    773,740      $3,449,041           5,492,858     $28,481,664
                             ==========     ===========         ===========     ===========

-------------------------------------------------------------------------------------------
Class C:
Sold                          1,588,673      $6,946,819           3,210,030     $16,168,643
Dividends and
distributions reinvested        225,764         987,074             387,861       1,917,981
Redeemed                     (1,599,345)     (7,001,728)         (2,401,923)    (11,908,397)
                             ----------     -----------         -----------     -----------
Net increase                    215,092        $932,165           1,195,968      $6,178,227
                             ==========     ===========         ===========     ===========

=============================================================================================

3. Unrealized Gains and Losses on Investments

As of March 31, 1999, net unrealized depreciation on investments and options written of $16,826,100 was composed of gross appreciation of $4,799,936, and gross depreciation of $21,626,036.

28 Oppenheimer International Bond Fund

================================================================================

================================================================================


================================================================================
4. Management Fees and Other Transactions with Affiliates

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets in excess of $1 billion. The Fund's management fee for the six months ended March 31, 1999, was 0.74% of average annual net assets for each class of shares.

     For the six months ended March 31, 1999, commissions (sales charges paid by investors) on sales of Class A shares totaled $232,386, of which $64,478 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class A, Class B and Class C shares totaled $24,312, $478,614 and $46,104, respectively. Amounts paid to an affiliated broker/dealer for Class B shares were $7,721. During the six months ended March 31, 1999, OFDI received contingent deferred sales charges of $212,059 and $5,537, respectively, upon redemption of Class B and Class C shares, as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

     OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

     Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

     The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the six months ended March 31, 1999, OFDI paid $7,966 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.

29 Oppenheimer International Bond Fund

================================================================================
Notes to Financial Statements (Unaudited) (Continued)
================================================================================


================================================================================
4. Management Fees and Other Transactions with Affiliates (continued)

The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares for its services rendered in distributing Class B and Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class B and Class C shares. Each fee is computed on the average annual net assets of Class B or Class C shares, determined as of the close of each regular business day. During the six months ended March 31, 1999, OFDI paid $3,062 and $1,375, respectively, to an affiliated broker/dealer as compensation for Class B and Class C personal service and maintenance expenses and retained $510,098 and $90,936, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of March 31, 1999, OFDI had incurred excess distribution and servicing costs of $5,704,996 for Class B and $524,205 for Class C.

================================================================================
5. Foreign Currency Contracts

A foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency exchange contracts for operational purposes and to seek to protect against adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.

     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

     Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

30 Oppenheimer International Bond Fund

================================================================================

================================================================================


================================================================================
As of March 31, 1999, the Fund had outstanding foreign currency contracts as follows:

                                                        Contract         Valuation
                                          Expiration    Amount           as of           Unrealized       Unrealized
Contract Description                      Dates         (000's)          March 31, 1999  Appreciation     Depreciation
-----------------------------------------------------------------------------------------------------------------------
Contracts to Purchase
---------------------
Australian Dollar (AUD)                   5/24/99         8,635AUD       $5,454,485      $     --          $91,734
British Pound Sterling (GBP)               4/6/99         1,085GBP        1,751,405            --            1,196
Euro (EUR)                                 4/6/99-
                                          5/17/99        22,090EUR       23,878,911            --          182,175
Japanese Yen (JPY)                         4/8/99       457,043JPY        3,863,194        38,414               --
                                                                                         --------         --------
                                                                                           38,414          275,105
                                                                                         --------         --------
Contracts to Sell
-----------------
Australian Dollar (AUD)                   5/12/99         1,335AUD          843,259         4,600               --
Brazilian Real (BRR)                       4/6/99         5,399BRR        3,143,878            --          160,784
British Pound Sterling (GBP)              5/17/99-
                                          5/26/99         4,790GBP        7,729,031        95,772               --
Canadian Dollar (CAD)                      4/8/99         2,370CAD        1,566,625        29,200               --
Euro (EUR)                                 5/5/99         8,610EUR        9,317,363            --           32,245
New Zealand Dollar (NZD)                  5/24/99        10,250NZD        5,469,349        76,869               --
Norwegian Krone (NOK)                     4/26/99        21,280NOK        2,749,580        87,870               --
Swedish Krona (SEK)                        4/6/99-
                                          5/25/99        32,260SEK        3,930,392        29,281               --
Thailand Baht (THB)                       7/29/99        53,491THB        1,417,315         2,685               --
                                                                                         --------         --------
                                                                                          326,277          193,029
                                                                                         --------         --------

Total Unrealized Appreciation and Depreciation                                           $364,691         $468,134
                                                                                         ========         ========

31 Oppenheimer International Bond Fund

================================================================================
Notes to Financial Statements (Unaudited) (Continued)
================================================================================


================================================================================
6. Futures Contracts

The Fund may buy and sell interest rate futures contracts in order to gain exposure to or protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.

     The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

     Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark-to-market for variation margin.

     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 1999, the Fund had outstanding futures contracts as follows:

                               Expiration     Number of    Valuation as of      Unrealized
Contract Description           Date           Contracts    March 31, 1999       Depreciation
--------------------------------------------------------------------------------------------
Contracts to Purchase
---------------------
U.S. Treasury Bonds, 10 yr.    6/99           13           $1,490,938           $ 6,938
U.S. Treasury Bonds, 30 yr.    6/99           49            5,907,563             5,742
                                                                                -------
                                                                                 12,680
                                                                                -------
Contracts to Sell
-----------------
Canadian Bonds, 10 yr.         6/99           16            1,338,559             7,311
                                                                                -------
                                                                                $19,991
                                                                                =======

32 Oppenheimer International Bond Fund

================================================================================

================================================================================


================================================================================
7. Option Activity

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

     The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

     Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended March 31, 1999, was as follows:

                            Call Options                        Put Options
                            --------------------------------    --------------------------------
                            Number of         Amount of         Number of         Amount of
                            Options           Premiums          Options           Premiums
------------------------------------------------------------------------------------------------
Options outstanding as of
September 30, 1998           1,783,440,000          $404,348     2,105,362,820          $318,516
Options written              2,646,451,000           619,463     2,158,957,586           829,673
Options closed or expired   (2,593,795,000)         (722,080)   (3,449,665,342)         (295,636)
Options exercised           (1,770,835,000)         (211,451)           (2,820)         (142,410)
                            --------------    --------------    --------------    --------------

Options outstanding as of
March 31, 1999                  65,261,000           $90,280       814,652,244          $710,143
                            ==============    ==============    ==============    ==============

33 Oppenheimer International Bond Fund

================================================================================
Notes to Financial Statements (Unaudited) (Continued)
================================================================================


================================================================================
8. Illiquid and Restricted Securities

As of March 31, 1999, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation as of March 31, 1999, was $23,630,230 which represents 9.35% of the Fund's net assets.

================================================================================
9. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

     The Fund had no borrowings outstanding during the six months ended March 31, 1999.


34 Oppenheimer International Bond Fund

================================================================================
Oppenheimer International Bond Fund
================================================================================

A Series of Oppenheimer International Bond Fund

================================================================================
Officers and Trustees    James C. Swain, Chairman and Chief Executive Officer
                         Bridget A. Macaskill, Trustee and President
                         Robert G. Avis, Trustee
                         William A. Baker, Trustee
                         Charles Conrad, Jr., Trustee
                         Jon S. Fossel, Trustee
                         Sam Freedman, Trustee
                         Raymond J. Kalinowski, Trustee
                         C. Howard Kast, Trustee
                         Robert M. Kirchner, Trustee
                         Ned M. Steel, Trustee
                         George C. Bowen, Trustee, Vice President, Treasurer
                          and Assistant Secretary
                         Andrew J. Donohue, Vice President and Secretary
                         Ashwin Vasan, Vice President
                         Robert J. Bishop, Assistant Treasurer
                         Scott T. Farrar, Assistant Treasurer
                         Robert G. Zack, Assistant Secretary

================================================================================
Investment Advisor       OppenheimerFunds, Inc.

================================================================================
Distributor              OppenheimerFunds Distributor, Inc.

================================================================================
Transfer and Shareholder OppenheimerFunds Services
Servicing Agent

================================================================================
Custodian of             The Bank of New York
Portfolio Securities

================================================================================
Independent Auditors     Deloitte & Touche LLP

================================================================================
Legal Counsel            Myer, Swanson, Adams & Wolf, P.C.

                         The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors. This is a copy of a report to shareholders of Oppenheimer International Bond Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer International Bond Fund. For material information concerning the Fund, see the Prospectus.

                         Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


35 Oppenheimer International Bond Fund

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 1-800-843-4461
---------------------------


OppenheimerFunds
Information Hotline

24 hours a day, timely and
insightful messages on the
economy and issues that
affect your investments

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 1-800-835-3104
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Information and services
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As an Oppenheimer fund shareholder, you have some special privileges. Whether it's automatic investment plans, informative newsletters and hotlines, or ready account access, you can benefit from services designed to make investing simple.

     And when you need help, our Customer Service Representatives are only a toll-free phone call away. They can provide information about your account and handle administrative requests. You can reach them at our General Information number.

     When you want to make a transaction, you can do it easily by calling our toll-free Telephone Transactions number or by visiting our website. And, by enrolling in AccountLink, a convenient service that "links" your Oppenheimer funds accounts and your bank checking or savings account, you can use the Telephone Transactions number or website to make investments.

     For added convenience, you can get automated information with OppenheimerFunds PhoneLink service, available 24 hours a day, 7 days a week. PhoneLink gives you access to a variety of fund, account, and market information. Of course, you can always speak to a Customer Service Representative during the General Information hours shown at the left.

     You can count on us whenever you need assistance. That's why the International Customer Service Association, an independent, nonprofit organization made up of over 3,200 customer service management professionals from around the country, honored the Oppenheimer funds' transfer agent, OppenheimerFunds Services, with their Award of Excellence in 1993.

     So call us today, or visit us at our website at www.oppenheimerfunds.com -- we're here to help.


                                                      [LOGO] OppenheimerFunds(R)
                                                               Distributor, Inc.

RS0880.001.0399 May 28, 1999